UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-09105

New World Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
Kirkpatrick & Lockhart Preston Gates Ellis LLP
55 Second Street, Suite 1700
San Francisco, California  94105
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

New World FundSM
Investment portfolio

January 31, 2008
 unaudited

Common stocks — 83.51%	Shares	Market value (000)

FINANCIALS — 15.87%
ICICI Bank Ltd.[1]	7,775,600	$229,431
ICICI Bank Ltd. (ADR)	102,400	6,222
Grupo Financiero Banorte, SAB de CV, Series O	41,406,639	170,762
Sberbank (Savings Bank of the Russian Federation) (GDR)	307,000	135,663
Itaúsa - Investimentos Itaú SA, preferred nominative	21,330,279	122,945
Unibanco-União de Bancos Brasileiros SA, units (GDR)	720,000	94,176
Unibanco-União de Bancos Brasileiros SA, units	2,000,000	25,832
Banco do Estado do Rio Grande do Sul SA, preferred nominative, Series B	21,515,000	119,970
Banco Santander, SA1	6,022,014	105,496
Banco Itaú Holding Financeira SA, preferred nominative	4,688,600	105,457
National Bank of Greece SA1	1,572,000	96,171
Bancolombia SA (ADR)	2,861,984	95,619
PT Bank Rakyat Indonesia (Persero) Tbk[1]	120,906,800	93,386
JSC Halyk Bank of Kazakhstan (GDR)[1]	4,392,073	73,982
JSC Halyk Bank of Kazakhstan (GDR)[1,2]	884,600	14,901
Bank Muscat (SAOG) (GDR)[1]	4,634,957	88,064
Banco Bradesco SA, preferred nominative	3,200,000	85,084
Ayala Land, Inc.[1]	202,800,000	72,005
Asya Katilim Bankasi AS, Class B1,3	7,900,000	67,422
Kasikornbank PCL[1]	16,564,200	43,170
Kasikornbank PCL, nonvoting depositary receipt[1]	9,155,800	23,160
Housing Development Finance Corp. Ltd.[1]	829,760	60,474
PT Bank Mandiri (Persero) Tbk[1]	138,893,500	51,247
Erste Bank der oesterreichischen Sparkassen AG1	913,500	49,620
Banco Bilbao Vizcaya Argentaria, SA1	2,336,600	49,221
Piraeus Bank SA1	1,449,523	46,687
United Bank Ltd. (GDR)[1,2,3]	3,736,000	40,909
United Bank Ltd. (GDR)[1,3]	494,000	5,409
Raiffeisen International Bank-Holding AG1	346,666	44,194
OTP Bank PLC[1]	947,000	40,867
Banco Daycoval SA, preferred nominative	6,000,000	39,260
Kotak Mahindra Bank Ltd.[1]	1,300,000	34,263
JSC Kazkommertsbank (GDR)[1,3]	1,698,200	25,809
JSC Kazkommertsbank (GDR)[1,2,3]	424,000	6,444
SM Prime Holdings, Inc.[1]	122,706,440	29,989
Bank of the Philippine Islands[1]	20,161,632	28,847
Türkiye Is Bankasi AS, Class C1	5,500,000	27,640
Krung Thai Bank PCL[1]	95,641,000	27,228
Krung Thai Bank PCL, nonvoting depositary receipt[1]	404,400	115
Allied Irish Banks, PLC[1]	1,192,000	26,518
Türkiye Halk Bankasi AS1,3	3,080,000	22,876
Bank Pekao SA1	280,000	22,595
Bank Leumi le-Israel BM1	4,300,000	21,275
EFG International[1]	695,000	20,662
Bank Hapoalim BM1	4,028,000	18,654
Brascan Residential Properties SA, ordinary nominative	3,436,000	17,772
MCB Bank Ltd.[1]	2,668,000	16,586
Türkiye Garanti Bankasi AS1	1,848,000	11,839
Shui On Land Ltd.[1]	11,000,000	11,644
Industrial and Commercial Bank of China Ltd., Class H1	18,500,000	11,062
Daegu Bank, Ltd.[1]	725,000	10,652
FirstRand Ltd.[1]	4,720,700	10,630
China Life Insurance Co. Ltd., Class H1	2,875,000	10,536
JSC Sistema-Hals (GDR)[1,3]	962,596	8,254
JSC Sistema-Hals (GDR)[1,2,3]	236,747	2,030
Citigroup Inc.	320,000	9,030
Immobilien Anlagen AG1	650,000	6,109
Orco Property Group SA1	55,000	5,452
Kookmin Bank[1]	47,000	3,113
Siam Commercial Bank PCL[1]	712,500	1,651
		2,746,081

TELECOMMUNICATION SERVICES — 10.18%
América Móvil, SAB de CV, Series L (ADR)	4,085,100	244,738
Philippine Long Distance Telephone Co.[1]	2,321,160	173,824
Philippine Long Distance Telephone Co. (ADR)	338,340	25,460
MTN Group Ltd.[1]	12,359,649	196,408
Telekomunikacja Polska SA1	18,303,900	175,378
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	145,630,000	147,381
Vodafone Group PLC[1]	33,110,000	116,181
Orascom Telecom Holding SAE (GDR)[1]	1,321,000	97,887
TIM Participações SA, preferred nominative (ADR)	1,663,228	63,519
TIM Participações SA, ordinary nominative	3,730,000	18,231
Partner Communications Co. Ltd.[1]	2,954,500	62,318
Partner Communications Co. Ltd. (ADR)	151,500	3,144
Telekom Austria AG, non-registered shares[1]	2,225,000	62,010
OJSC Mobile TeleSystems (ADR)	585,000	48,655
Telefónica, SA1	1,375,000	40,211
Advanced Info Service PCL[1]	13,641,500	39,052
China Unicom Ltd.[1]	16,531,300	38,878
Brasil Telecom Participações SA, preferred nominative (ADR)	550,000	38,401
Globe Telecom, Inc.[1]	989,723	38,251
Telenor ASA[1,3]	1,733,600	35,836
Cellcom Israel Ltd.	1,023,800	31,564
Turkcell Iletisim Hizmetleri AS1	2,050,000	18,455
Bharti Airtel Ltd.[1,3]	810,000	17,768
Telekom Malaysia Bhd.[1]	3,500,000	12,281
TeliaSonera AB1	1,050,300	9,293
HT - Hrvatske telekomunikacije dd (GDR)[1,2,3]	86,529	5,493
		1,760,617

MATERIALS — 8.97%
JSC Uralkali (GDR)[1,3]	9,547,688	306,788
JSC Uralkali (GDR)[1,2,3]	1,428,995	45,917
Israel Chemicals Ltd.[1]	13,991,927	181,229
Eurasian Natural Resources Corp. PLC[1,3]	8,516,400	130,379
Linde AG1	892,146	116,570
Potash Corp. of Saskatchewan Inc.	810,000	114,113
Aracruz Celulose SA, Class B, preferred nominative (ADR)	1,365,000	98,021
Impala Platinum Holdings Ltd.[1]	1,760,000	65,840
Votorantim Celulose e Papel SA, preferred nominative (ADR)	2,165,000	63,976
Makhteshim-Agan Industries Ltd.[1,3]	6,645,000	52,421
Freeport-McMoRan Copper & Gold Inc.	559,100	49,777
Taiwan Cement Corp.[1]	37,971,112	49,341
Hochschild Mining PLC[1]	6,226,186	45,678
United Phosphorus Ltd.[1,3]	4,605,000	40,893
Central African Mining & Exploration Co. PLC[1,3]	49,500,000	40,595
Aricom PLC[1,3,4]	30,000,000	36,880
Cia. Vale do Rio Doce, Class A, preferred nominative	1,032,000	26,289
BHP Billiton PLC[1]	682,288	20,219
Formosa Plastics Corp.[1]	7,325,422	16,915
Holcim Ltd.[1]	170,142	16,427
OAO Severstal (GDR)[1]	574,600	12,295
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[3]	342,966	9,298
ACC Ltd.[1]	270,000	5,311
Sealed Air Corp.	133,400	3,488
Gammon Gold Inc.[3]	451,000	3,139
		1,551,799

INDUSTRIALS — 8.70%
Murray & Roberts Holdings Ltd.[1]	15,555,000	179,449
Chiyoda Corp.[1]	9,414,000	109,288
Suzlon Energy Ltd.[1]	13,876,620	109,202
Airports of Thailand PCL[1]	65,300,000	107,100
Enka Insaat ve Sanayi AS1	6,735,000	96,285
Orascom Construction Industries Co. (GDR)[1]	435,400	90,044
International Container Terminal Services, Inc.[1]	88,828,000	85,503
Boart Longyear Ltd.[1,3]	37,700,000	68,560
Schneider Electric SA1	579,050	67,068
Siemens AG1	478,500	61,922
Wienerberger AG1	1,290,500	59,659
STX Engine Co., Ltd.[1]	1,076,170	52,232
ABB Ltd.[1]	1,820,000	45,424
United Technologies Corp.	545,000	40,008
Container Corp. of India Ltd.[1]	815,000	37,449
Caterpillar Inc.	517,000	36,779
Thai Airways International PCL[1]	35,417,100	36,297
Metso Oyj[1]	770,000	36,112
SM Investments Corp.[1]	2,354,308	17,775
Italian-Thai Development PCL[1,3]	71,258,300	17,516
KBR, Inc.[3]	537,001	16,964
Asahi Glass Co., Ltd.[1]	1,225,000	15,255
Hopewell Holdings Ltd.[1]	3,429,000	15,035
Bidvest Group Ltd.[1]	1,100,000	15,020
Daelim Industrial Co., Ltd.[1]	105,916	14,517
Embraer - Empresa Brasileira de Aeronáutica SA, ordinary nominative (ADR)	300,000	13,020
Doosan Heavy Industries and Construction Co., Ltd.[1]	123,000	12,348
Hyundai Engineering & Construction Co., Ltd.[1,3]	132,000	9,945
Hopewell Highway Infrastructure Ltd.[1]	12,500,000	9,680
GS Engineering & Construction Corp.[1]	67,750	8,331
Intertek Group PLC[1]	455,000	7,973
Atlas Copco AB, Class A1	505,000	7,231
Daewoo Engineering & Construction Co., Ltd.[1]	302,208	5,430
		1,504,421

ENERGY — 8.53%
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	2,850,600	316,816
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	463,784	43,276
OAO Gazprom (ADR)[1]	4,793,000	231,844
Oil & Natural Gas Corp. Ltd.[1]	4,930,889	125,882
Oil and Gas Development Co. Ltd.[1]	58,638,760	111,996
OAO LUKOIL (ADR)[1]	1,390,000	96,433
Saipem SpA, Class S1	2,290,000	79,470
PetroChina Co. Ltd., Class H1	48,254,000	67,796
Eurasia Drilling Co. Ltd. (GDR)[1,2,3]	1,745,200	40,152
Eurasia Drilling Co. Ltd. (GDR)[1,3]	550,500	12,665
TOTAL SA1	428,000	31,005
TOTAL SA (ADR)	155,000	11,281
Niko Resources Ltd.[4]	495,000	42,016
Tenaris SA (ADR)	920,000	36,791
Noble Energy, Inc.	400,000	29,032
Nexen Inc.	964,529	27,646
Reliance Industries Ltd.[1]	421,000	26,662
Royal Dutch Shell PLC, Class B1	745,000	25,769
OAO TMK (GDR)[1,2]	692,815	24,941
Sterling Energy PLC[1,3,5]	91,242,000	19,955
China National Offshore Oil Corp.[1]	12,713,000	18,376
Chevron Corp.	175,500	14,830
PTT Exploration and Production PCL[1]	2,600,000	11,655
Baker Hughes Inc.	160,000	10,389
Smith International, Inc.	171,000	9,270
Murphy Oil Corp.	100,000	7,354
Hess Corp.	19,200	1,744
		1,475,046

CONSUMER STAPLES — 7.88%
Nestlé SA1	436,645	194,665
Tesco PLC[1]	18,172,190	151,589
IOI Corp. Bhd.[1]	61,840,250	136,449
PT Indofood Sukses Makmur Tbk[1]	382,600,000	120,008
SABMiller PLC[1]	3,694,600	79,844
Wimm-Bill-Dann Foods OJSC (ADR)	513,700	59,589
PepsiCo, Inc.	811,000	55,302
Avon Products, Inc.	1,560,000	54,631
Olam International Ltd.[1]	23,935,000	45,421
Bunge Ltd.	345,000	40,872
Fomento Económico Mexicano, SAB de CV (ADR)	1,120,500	40,529
Groupe Danone SA1	496,200	40,015
Coca-Cola Co.	670,000	39,644
Grupo Nacional de Chocolates SA	4,425,000	36,449
Migros Türk TAS[1]	2,091,815	33,739
L’Oréal SA1	219,500	27,110
Wal-Mart de México, SAB de CV, Series V (ADR)	500,000	17,930
Wal-Mart de México, SAB de CV, Series V	2,300,000	8,247
Diageo PLC[1]	1,245,000	25,043
Unilever NV, depository receipts[1]	650,000	21,123
X5 Retail Group NV (GDR)[1,2,3]	653,200	21,022
Poslovni sistem Mercator, dd1	42,200	19,925
Nestlé India Ltd.[1]	543,500	19,493
Cia. de Bebidas das Américas – AmBev, preferred nominative (ADR)	230,000	16,348
Cia. de Bebidas das Américas – AmBev, ordinary nominative (ADR)	42,000	2,688
Procter & Gamble Co.	275,000	18,136
Kimberly-Clark de México, SAB de CV, Class A	4,000,000	16,197
Tingyi (Cayman Islands) Holding Corp.[1]	8,700,000	12,291
China Mengniu Dairy Co.[1]	3,415,000	8,973
		1,363,272

CONSUMER DISCRETIONARY — 6.04%
Toyota Motor Corp.[1]	2,034,000	110,546
Las Vegas Sands Corp.[3]	1,167,000	102,311
Kuoni Reisen Holding AG, Class B1,5	153,833	69,576
Honda Motor Co., Ltd.[1]	2,115,000	66,651
Shangri-La Asia Ltd.[1]	19,960,000	58,137
Central European Media Enterprises Ltd., Class A3	589,217	55,852
GOME Electrical Appliances Holding Ltd.[1]	22,029,000	49,617
Desarrolladora Homex, SA de CV (ADR)[3]	860,000	47,240
Melco PBL Entertainment (Macau) Ltd. (ADR)[3]	3,800,000	45,980
Swatch Group Ltd.[1]	487,900	25,510
Swatch Group Ltd., non-registered shares[1]	63,650	17,087
Lojas Renner SA, ordinary nominative	2,500,000	39,260
Agora SA1	1,981,600	38,975
Nitori Co., Ltd.[1]	672,850	35,118
PT Astra International Tbk[1]	11,000,000	33,101
Hyundai Mobis Co., Ltd.[1]	394,500	32,525
Li & Fung Ltd.[1]	8,083,900	31,097
Yue Yuen Industrial (Holdings) Ltd.[1]	9,688,500	28,369
Grupo Clarín SA, Class B (GDR)[1,2,3]	1,209,100	18,231
Grupo Clarín SA, Class B (GDR)[1,3]	509,100	7,676
TVN SA1	2,500,000	22,878
LG Electronics Inc.[1]	185,002	18,063
Grupo Televisa, SAB, ordinary participation certificates (ADR)	800,000	17,832
Truworths International Ltd.[1]	4,953,000	17,265
Praktiker Bau- und Heimwerkermärkte Holding AG1	658,800	14,072
Keihin Corp.[1]	789,000	11,798
Hürriyet Gazetecilik ve Matbaacilik AS1,3	3,275,977	8,949
Techtronic Industries Co. Ltd.[1]	8,150,000	8,568
Largan Precision Co., Ltd.[1]	770,100	7,152
Stockmann Oyj, Class B1	142,000	5,712
		1,045,148

HEALTH CARE — 5.51%
Novo Nordisk A/S, Class B1	4,468,800	280,507
OJSC Pharmstandard (GDR)[1,3]	6,582,550	153,393
OJSC Pharmstandard (GDR)[1,2,3]	392,700	9,151
Krka, dd, Novo mesto[1]	914,000	153,652
Teva Pharmaceutical Industries Ltd. (ADR)	2,078,000	95,671
Zentiva NV1	1,625,000	84,115
Hikma Pharmaceuticals PLC[1]	8,953,850	83,874
Richter Gedeon NYRT[1]	319,000	71,205
Dr. Reddy’s Laboratories Ltd.[1]	1,022,000	13,811
Cipla Ltd.[1]	1,440,000	7,004
		952,383

INFORMATION TECHNOLOGY — 4.69%
Nokia Corp.[1]	3,458,200	127,022
Nokia Corp. (ADR)	1,202,600	44,436
Samsung Electronics Co., Ltd.[1]	197,391	126,619
Kingboard Chemical Holdings Ltd.[1]	23,069,340	96,778
Hon Hai Precision Industry Co., Ltd.[1]	17,036,948	92,182
SINA Corp.[3]	1,681,200	66,744
Tencent Holdings Ltd.[1]	6,029,000	35,847
Euronet Worldwide, Inc.[3,4]	1,055,000	27,894
Euronet Worldwide, Inc.[3]	298,000	7,879
Acer Inc.[1]	20,458,340	32,349
Lite-On Technology Corp.[1]	20,793,463	31,142
HOYA Corp.[1]	989,800	26,950
Venture Corp. Ltd.[1]	2,500,000	18,488
Foxconn International Holdings Ltd.[1,3]	10,011,000	16,591
Comverse Technology, Inc.[3]	922,000	15,075
Cisco Systems, Inc.[3]	537,800	13,176
Compal Electronics, Inc.[1]	11,716,890	10,087
Hynix Semiconductor Inc.[1,3]	295,000	8,289
NetEase.com, Inc. (ADR)[3]	320,000	5,782
Kingboard Laminates Holdings Ltd.[1]	8,048,606	4,956
MoneyGram International, Inc.	680,000	3,631
		811,917

UTILITIES — 2.30%
PT Perusahaan Gas Negara (Persero) Tbk[1]	42,600,000	62,553
AES Corp.[3]	3,000,000	57,240
Tanjong PLC[1]	11,353,000	56,891
NTPC Ltd.[1]	8,459,861	42,730
Cia. Energética de Minas Gerais - Cemig, preferred nominative	2,409,600	38,334
CLP Holdings Ltd.[1]	3,945,000	31,474
Veolia Environnement[1]	309,375	25,354
Electricity Generating PCL[1]	8,079,000	24,181
Cheung Kong Infrastructure Holdings Ltd.[1]	5,900,000	22,502
GAIL (India) Ltd.[1]	1,985,000	20,822
Manila Electric Co.[1,3]	8,174,760	16,515
		398,596

MISCELLANEOUS — 4.84%
Other common stocks in initial period of acquisition		837,537

Total common stocks (cost: $10,350,957,000)		14,446,817

		Market value
Rights & warrants — 0.02%	Shares	(000)

MATERIALS — 0.02%
Aricom PLC, warrants, expire 2010[3,4]	10,000,000	3,778

FINANCIALS — 0.00%
Banco Bradesco SA, preferred nominative, rights, expires 2008[3]	44,238	100

Total rights & warrants (cost: $3,143,000)		3,878

	Principal amount
Bonds & notes — 5.78%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 5.28%
Brazil (Federal Republic of) Global 9.25% 2010	$12,600	14,225
Brazilian Treasury Bill 6.00% 2010[1,6]	BRL60,969	33,488
Brazilian Treasury Bill 6.00% 2011[1,6]	7,880	4,278
Brazil (Federal Republic of) Global 7.875% 2015	$5,620	6,441
Brazilian Treasury Bill 6.00% 2015[1,6]	BRL10,038	5,251
Brazil (Federal Republic of) Global 12.50% 2016	14,400	8,828
Brazil (Federal Republic of) 10.00% 2017[1]	13,500	6,532
Brazil (Federal Republic of) Global 8.00% 2018[7]	$18,045	20,436
Brazil (Federal Republic of) Global 8.875% 2019	9,000	11,223
Brazil (Federal Republic of) Global 8.875% 2024	900	1,143
Brazil (Federal Republic of) Global 10.125% 2027	14,500	20,554
Brazil (Federal Republic of) Global 7.125% 2037	7,680	8,390
Brazil (Federal Republic of) Global 11.00% 2040	22,025	29,596
Brazilian Treasury Bill 6.00% 2045[1,6]	BRL33,460	17,617
United Mexican States Government Global 5.077% 2009[8]	$18,750	18,811
United Mexican States Government Global 10.375% 2009	2,385	2,552
United Mexican States Government Global 9.875% 2010	21,625	24,209
United Mexican States Government Global 6.375% 2013	30,380	32,932
United Mexican States Government, Series MI10, 8.00% 2013	MXN 56,068	5,287
United Mexican States Government, Series MI10, 9.50% 2014	290,000	29,534
United Mexican States Government, Series M10, 8.00% 2015	130,000	12,268
Turkey (Republic of) Treasury Bill 0% 2008[1]	TRY11,090	8,837
Turkey (Republic of) 14.00% 2011[1]	64,400	52,079
Turkey (Republic of) 10.00% 2012[1,6]	22,884	20,584
Turkey (Republic of) 11.50% 2012	$6,000	7,388
Turkey (Republic of) 16.00% 2012[1]	TRY3,000	2,533
Turkey (Republic of) 7.00% 2016	$15,000	16,013
Colombia (Republic of) Global 11.75% 2010	COP40,000,000	21,222
Colombia (Republic of) Global 10.00% 2012	$18,725	22,002
Colombia (Republic of) Global 10.75% 2013	9,840	12,128
Colombia (Republic of) Global 8.25% 2014	3,100	3,556
Colombia (Republic of) Global 12.00% 2015	COP43,100,000	23,961
Colombia (Republic of) Global 11.75% 2020	$2,420	3,551
Colombia (Republic of) Global 8.125% 2024	4,375	5,086
Colombia (Republic of) Global 7.375% 2037	3,655	3,911
Argentina (Republic of) 3.368% 2012[1,7,8]	18,700	10,285
Argentina (Republic of) 2.00% 2014[1,6,7]	ARS 13,177	3,292
Argentina (Republic of) 5.83% 2033[1,6,7,9]	233,679	56,062
Argentina (Republic of) GDP-Linked 2035[1]	335,653	10,100
Argentina (Republic of) 0.63% 2038[1,6,7]	73,212	6,850
Russian Federation 8.25% 2010[7]	$27,446	28,674
Russian Federation 8.25% 2010[2,7]	3,138	3,278
Russian Federation 7.50% 2030[2,7]	30,504	35,233
Russian Federation 7.50% 2030[7]	2,970	3,430
Peru (Republic of) 8.375% 2016	38,900	46,563
Peru (Republic of) 7.35% 2025	6,550	7,467
Peru (Republic of) 6.55% 2037	5,042	5,203
Philippines (Republic of) 8.875% 2008	4,740	4,787
Philippines (Republic of) 8.375% 2009	8,335	8,668
Philippines (Republic of) 8.25% 2014	3,505	4,004
Philippines (Republic of) 9.375% 2017	4,000	4,975
Philippines (Republic of) 9.875% 2019	10,800	13,892
Philippines (Republic of) 7.75% 2031	18,670	21,097
Panama (Republic of) Global 9.625% 2011	1,611	1,841
Panama (Republic of) Global 9.375% 2012	6,527	7,676
Panama (Republic of) Global 7.125% 2026	7,300	7,782
Panama (Republic of) Global 8.875% 2027	2,775	3,496
Panama (Republic of) Global 9.375% 2029	3,260	4,320
Panama (Republic of) Global 6.70% 2036[7]	14,904	15,128
Egypt (Arab Republic of) Treasury Bill 0% 2008[1]	EGP60,475	10,905
Egypt (Arab Republic of) Treasury Bill 0% 2008[1]	31,100	5,504
Egypt (Arab Republic of) 8.75% 2012[1]	56,350	10,481
Egypt (Arab Republic of) 11.625% 2014[1]	21,000	4,382
Dominican Republic 9.50% 2011	$2,767	2,953
Dominican Republic 9.04% 2018	3,935	4,436
Dominican Republic 8.625% 2027[2,7]	19,900	22,686
Hungarian Government 6.00% 2011	HUF2,000,000	10,991
South Africa (Republic of), Series 197, 5.50% 2023[1,6]	ZAR50,912	9,521
Venezuela (Republic of) Global 8.50% 2014	$405	405
Venezuela (Republic of) Global 9.25% 2027	1,275	1,297
		914,110

ENERGY — 0.16%
Pemex Project Funding Master Trust 6.625% 2035	15,000	15,424
Gaz Capital SA 6.51% 2022[2]	11,990	11,360
		26,784

MATERIALS — 0.13%
C10 Capital (SPV) Ltd. 6.722% (undated)[2,8]	9,850	8,642
Vale Overseas Ltd. 6.25% 2017	8,000	7,913
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	2,235	2,349
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	3,965	4,223
		23,127

UTILITIES — 0.10%
AES Panamá, SA 6.35% 2016[2]	10,400	10,070
Enersis SA 7.375% 2014	4,550	4,847
AES Gener SA 7.50% 2014	3,000	3,187
		18,104

FINANCIALS — 0.05%
Kazkommerts International BV 7.875% 2014	7,000	6,160
Kazkommerts International BV 8.00% 2015	3,000	2,542
		8,702

TELECOMMUNICATION SERVICES — 0.04%
Orascom Telecom 7.875% 2014[2]	6,955	6,507

INDUSTRIALS — 0.02%
TFM, SA de CV 9.375% 2012	3,200	3,312

Total bonds & notes (cost: $904,405,000)		1,000,646

Short-term securities — 9.95%

Westpac Banking Corp. 2.97%–3.725% due 3/26–5/2/2008[2]	99,400	98,768
Svenska Handelsbanken Inc. 3.13%–4.24% due 2/11–4/17/2008	89,250	88,813
Fannie Mae 4.20%–4.29% due 2/8–2/22/2008	85,700	85,563
Danske Corp. 3.81%–4.65% due 2/29–4/16/2008[2]	84,100	83,711
American Honda Finance Corp. 4.22%–4.29% due 2/6–3/4/2008	80,000	79,774
Eksportfinans ASA 4.58% due 2/14/2008[2]	72,000	71,862
CBA (Delaware) Finance Inc. 4.90–5.04% due 2/4–3/14/2008	68,000	67,743
Bank of Ireland 4.29%–4.45% due 4/3/2008[2]	67,400	67,037
BP Capital Markets PLC 4.45%–4.47% due 2/4–2/13/2008[2]	65,500	65,414
Total Capital SA 3.66%–4.23% due 3/28–3/31/2008[2]	63,000	62,675
Royal Bank of Scotland PLC 4.53%–4.65% due 2/28–3/28/2008	57,700	57,442
ANZ National (International) Ltd. 4.04%–4.33% due 4/4–4/11/2008[2]	55,575	55,244
Nestlé Capital Corp. 4.20%–4.75% due 2/7–2/13/2008[2]	55,300	55,219
Calyon North America Inc. 4.755%–4.975% due 2/1–2/26/2008	50,000	49,910
Dexia Delaware LLC 3.30%–4.22% due 3/3–3/7/2008	50,000	49,823
BMW U.S. Capital LLC 2.97%–3.81% due 3/5–3/17/2008[2]	50,000	49,806
BNP Paribas Finance Inc. 3.786% due 3/19/2008	50,000	49,747
Federal Home Loan Bank 2.92%–4.30% due 2/1–3/28/2008	48,000	47,869
HBOS Treasury Services PLC 3.97%–4.20% due 3/13–4/11/2008	47,500	47,237
ING (U.S.) Funding LLC 3.78%–4.84% due 2/15–3/11/2008	41,700	41,600
Toyota Credit de Puerto Rico Corp. 4.22% due 2/13/2008	25,000	24,962
Toyota Motor Credit Corp. 3.05% due 3/13/2008	15,000	14,947
UBS Finance (Delaware) LLC 3.055% due 3/24/2008	37,500	37,331
Barclays U.S. Funding Corp. 3.87% due 3/31/2008	33,900	33,721
Freddie Mac 4.21% due 2/8/2008	31,200	31,174
BASF AG 3.00% due 4/15/2008[2]	30,600	30,406
DaimlerChrysler Revolving Auto Conduit LLC 3.35% due 3/4/2008	29,300	29,210
Rabobank USA Financial Corp. 4.98% due 2/1/2008	25,000	24,996
Abbey National N.A. LLC 5.05% due 2/5/2008	25,000	24,982
Unilever Capital Corp. 3.84% due 2/21/2008[2]	25,000	24,944
Canadian Imperial Holdings Inc. 3.85% due 3/18/2008	25,000	24,874
Allied Irish Banks North America Inc. 4.50% due 4/3/2008[2]	25,000	24,865
U.S. Treasury Bills 3.15% due 5/1/2008	23,800	23,686
Siemens Capital Co. LLC 4.20% due 2/7/2008[2]	22,800	22,781
European Investment Bank 4.41% due 2/1/2008	20,000	19,997
Park Avenue Receivables Co., LLC 3.55% due 3/6/2008[2]	18,500	18,436
Electricité de France 4.48% due 2/27/2008	18,500	18,435
Société Générale North America, Inc. 4.05% due 4/15/2008	10,300	10,234
HSBC USA Inc. 3.73% due 4/22/2008	5,400	5,362

Total short-term securities (cost: $1,719,688,000)		1,720,600

Total investment securities (cost: $12,978,193,000)		17,171,941
Other assets less liabilities		128,107

Net assets		$17,300,048

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,”
  was $10,843,611,000.
2 Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,058,135,000, which represented 6.12%
  of the net assets of the fund.
3 Security did not produce income during the last 12 months.
4 Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

Aricom PLC	5/11/2007	$38,481	$36,880	.22%
Aricom PLC, warrants	5/11/2007	3,143	3,778	.02
Euronet Worldwide Inc.	3/8/2007	26,375	27,894	.16
Niko Resources Ltd.	2/1–7/23/2007	38,291	42,016	.24

Total restricted securities		$106,290	$110,568	.64%

5 The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
6 Index-linked bond whose principal amount moves with a government retail price index.
7 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
8 Coupon rate may change periodically.
9 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent
5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended January 31, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliates at 12/31/07 (000)

Kuoni Reisen Holding AG, Class B	147,683	6,150	—	153,833	—	$69,576
Sterling Energy PLC	91,242,000	—	—	91,242,000	—	19,955
					—	$89,531

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,536,105
Gross unrealized depreciation on investment securities	(444,284)
Net unrealized appreciation on investment securities	4,091,821
Cost of investment securities for federal income tax purposes	13,080,120

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-936-0308O-S10872

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: March 28, 2008

By /s/ R. Marcia Gould
R. Marcia Gould, Treasurer and Principal Financial Officer

Date: March 28, 2008